Financial Instruments and Risk Management (Earnings Impact of Realized and Unrealized Gains (Losses) On Risk Management Positions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	$ 544	$ 2,161	$ 948
Unrealized Gain (Loss)	(345)	(1,465)	879
Revenues, Net of Royalties [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	544	2,149	955
Unrealized Gain (Loss)	(347)	(1,441)	854
Transportation and Processing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gain (Loss)	0	12	(7)
Unrealized Gain (Loss)	$ 2	$ (24)	$ 25